SASCO 2006-S2

Credit Risk Management Report

July 2006

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security. The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Table of Contents

Section One             Executive Summary

Section Two             Loan-Level Report

Section Three           Prepayment Penalty Analysis

Section Four            Loss Report

Section Five            Analytics

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section One

Executive Summary

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2
Executive Summary
July 2006

Transaction Summary

Closing Date:                   05/26/2006
Depositor:                      Structured Asset Securities Corporation
Trustee(s):                     CitiBank
Servicer(s):                    Aurora Loan Services
Delinquency Reporting Method:   OTS1

Collateral Summary
                        Closing Date    6/30/20062      6/30/2006 Balance as a
                                                        Percentage of Closing
                                                        Date Balance

Collateral Balance      $657,614,218    $625,973,476    95.18%

Loan Count              13,391          12,822          95.75%

1 OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
2 These figures are based upon information provided to Clayton Fixed Income Services Inc. by the servicers on a monthly basis.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Value Added

Total Value Added for SASCO 2006-S2 as of 7/25/2006

        Issues          Amount Recovered
        0               $0

Collateral Statistics
                                Loan Count      Summed Balance
First Payment Defaults          26              $1,479,208
Early Payment Defaults*         55              $3,734,699

* A default that occurs on the second or third scheduled payment.

Second Lien Statistics
                                        Loan Count      Summed Balance
Total Outstanding Second Lien Loans     12,822          $625,973,476
30+ Days Delinquent                     102             $6,510,062
90+ Days Delinquent                     6               $534,310

Prepayments

Remittance      Beginning Collateral    Total Prepayments       Percentage of
Date            Balance                                         Prepayment

7/25/2006       $645,201,114            $19,155,575             2.97
6/25/2006       $656,215,417            $10,760,208             1.64

Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.

Total Cash Flows

Remittance      Amount Remitted         Amount Remitted         Difference
Date            to the Trust            by the Servicers

7/25/2006       $4,180                  $4,180                  $0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loss Analysis

Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

Remittance      Losses Remitted         Number of Loan-Level
                to the Trust            Losses/Gains

7/25/2006       $0                      0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Two

Loan-Level Report

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

FICO : Represents the borrower's credit score at the time of securitization/origination.

Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that experience if it liquidates on the Liquidation Date.

Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
C: The contractually due payment arrived on time.
3: The contractually due payment had not arrived within thirty days.
6: The contractually due payment had not arrived within sixty days.
9: The contractually due payment had not arrived within ninety days.
F: The property is in the process of foreclosure.
R: The property is real estate owned (REO).
0: The mortgage has either liquidated or been paid off.

Delinquency Method: The delinquencies for this security are calculated according to the OTS method: a current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Loan-Level Report
Mortgage Data Through: June 30, 2006

Watchlist

Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV (r)
$53,530 8241030 CA
560
8/1/2005
3/1/2006
Int. Est. 19.92%
22.60% 99.49%
6/1/2007 36
Monitor
$270,000
$236,754
$53,800
$53,530 3/31/2006
Default Reason: (Unknown)
$215,200
113.50%
8/2/2006 This loan has been added to the Watchlist because it is 60 days delinquent.
$199,716 8243378 VA
634
2/1/2006
3/1/2006
Int. Est. 19.98%
29.02% 99.95%
4/1/2007 36
Monitor
$1,000,000
$688,002
$199,800
$199,716 3/31/2006
Default Reason: (Unknown)
$799,200
145.19%
6/29/2006 This loan has been added to the Watchlist because it is an early payment default.
$64,841 8243707 CA
701
2/1/2006
3/1/2006
Int. Est. 14.98%
18.84% 99.92%
6/1/2007 36
Monitor
$433,000
$344,022
$64,891
$64,841 3/31/2006
Default Reason: (Unknown)
$346,050
119.43%
6/29/2006 This loan has been added to the Watchlist because it is an early payment default.
$35,968 8245939 TN
701
3/1/2006
3/1/2006
Int. Est. 19.24%
25.30% 99.96%
5/1/2007 36
Monitor
$187,000
$142,120
$35,980
$35,968 3/31/2006
Default Reason: (Unknown)
$143,920
126.57%
6/29/2006 This loan has been added to the Watchlist because it is a second payment default.
$71,631 8250469 NY
705
1/1/2006
3/1/2006
BPO 14.23%
16.56% 49.06%
11/1/2007 96
Monitor
$1,026,000
$880,000
$146,000
$145,788 4/30/2006
Default Reason: (Unknown)
$650,000
90.43%
8/2/2006 The LIPD on this loan advanced on the 6/1/2006 payment date.
6/29/2006 This loan has been added to the Watchlist because it is a second payment default. Additionally, a valuation performed on 4/30/2006 indicates that the property value has declined $146,000, or 14 percent. The loan was originated as a rate/term refinance on a two-unit property with no documentation.
$34,467 8250679 GA
674
1/1/2006
3/1/2006
BPO 15.00%
31.33% 99.90%
4/1/2007 36
Monitor
$230,000
$110,000
$34,500
$34,467 3/11/2006
Default Reason: (Unknown)
$184,000
198.60%
8/1/2006 This loan has been added to the Watchlist because it is an early payment default. Additionally, this loan was originated using no documentation on an investment property. Based on the most recent valuation the property has declined in value by $120,000 or 52 percent. Third party sources indicate that the BPO is accurate. Clayton has requested a copy of the original appraisal and most recent BPO to review this loan for fraud.
SASCO 2006-S2 Loan-Level Report Mortgage Data Through: June 30, 2006
(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation Method Est. Liq. Date Status
1st Lien
Comb. LTV (r)
$10,500 8251742 MI
696
5/1/2006
4/1/2006
Int. Est. 10.00%
13.15% 100.00%
11/1/2007 C3
Monitor
$105,000
$79,800
$10,500
$10,500 3/31/2006
Default Reason: (Unknown)
$84,000
118.42%
8/1/2006 This loan has been added to the Watchlist because it is an early payment default.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Three

Prepayment Penalty Analysis

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Prepayment Penalty Analysis

Trustee Remittance Date: July 25, 2006

Total Cash Flows

Trustee Remittance Date
                     7/25/2006 6/25/2006 5/25/2006 4/25/2006 3/25/2006 2/25/2006

Amount Remitted
to the Trust         $4,180     $0        $0        $0        $0        $0

Amount Remitted
by the Servicers     $4,180     $0        $0        $0        $0        $0

Difference           $0         $0        $0        $0        $0        $0


Total Collections by the Servicers

Total Paid-Off
Loans                381        126       0         0         0         0

Total Paid-Off
Loans with
Prepayment Flags     2          0         0         0         0         0

Exceptions

Expired Prepayment
Clauses (as stated
in the Note)         0          0         0         0         0         0

Liquidated out
of REO Status        0          0         0         0         0         0

Acceleration of
Debt                 0          0         0         0         0         0

Loss Mitigation
(Short Sales,
Charge Offs)         0          0         0         0         0         0

Documentation
Issues Preventing
the Collection of
Prepayment
Penalties            0          0         0         0         0         0

Other - Actions
Preventing the
Collection of
Prepayment
Penalties            0          0         0         0         0         0

Total Paid-Off
Loans with Active
Prepayment Flags     2          0         0         0         0         0


Other Exceptions

Paid-Off Loans that
Did Not Have
Penalties Collected
because of State
Statutes             0          0         0         0         0         0

Paid-Off Loans with
Active Prepayment
Flags that Did Not
Have Penalties
Remitted             0          0         0         0         0         0


Aggregate Paid-Off Loans

Loans with Active
Prepayment Flags
with Penalties
Remitted             2          0         0         0         0         0

Loans without
Prepayment Flags
or with Expired
Flags with Penalties
Remitted             1          0         0         0         0         0

Total Loans with
Penalties Remitted   3          0         0         0         0         0

Total Loans with
Penalties Remitted
to the Total
Paid-Off Loans       0.79%      0.00%     0         0         0         0

Penalties Remitted
for loans with
Active Prepayment
Flags                100%       N/A       N/A       N/A       N/A       N/A

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Paid-Off Mortgages With Prepayment Flags
Trustee Remittance Date: July 25, 2006

Loan            Delinquency     Origination     Years to        Expiration
Number  State   History         Date            Expiration      Date

8242197 VA      C0              10/31/2005      0               10/31/2005
8242199 VA      C0              11/3/2005       3               11/3/2008
8248033 CA      C0              11/21/2005      3               11/21/2008

Loan            Payoff          PPP             % of PPP to
Number          Amount          Remitted        Payoff Amount
8242197         $25,922         $519            2%
8242199         $39,691         $794            2%
8248033         $79,733         $2,868          4%

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Four

Loss Report

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Historical Monthly Losses
Losses Through: June 30, 2006

Date            Loan Loss Amount        Loss Percentage

7/25/2006       $0                      0.00%
6/25/2006       $0                      0.00%

Totals:         $0                      0.00%


*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Five

Analytics

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 FICO Distribution by Status
Mortgage Data Through: June 30, 2006

FICO    Delinquency     Percentage
550     Current         0
560     Current         0
560     Delinquent      0.009
570     Current         0
580     Current         0.002
580     Delinquent      0.009
590     Current         0.002
590     Delinquent      0.019
600     Current         0.003
600     Delinquent      0.009
600     Paid Off        0.004
610     Current         0.003
620     Current         0.014
620     Delinquent      0.046
620     Paid Off        0.009
630     Current         0.032
630     Delinquent      0.074
630     Paid Off        0.012
640     Current         0.045
640     Delinquent      0.065
640     Paid Off        0.03
650     Current         0.055
650     Delinquent      0.065
650     Paid Off        0.042
660     Current         0.07
660     Delinquent      0.037
660     Paid Off        0.039
670     Current         0.086
670     Delinquent      0.102
670     Paid Off        0.076
680     Current         0.079
680     Delinquent      0.083
680     Paid Off        0.079
690     Current         0.075
690     Delinquent      0.074
690     Paid Off        0.06
700     Current         0.066
700     Delinquent      0.093
700     Paid Off        0.086
710     Current         0.062
710     Delinquent      0.102
710     Paid Off        0.049
720     Current         0.059
720     Delinquent      0.009
720     Paid Off        0.058
730     Current         0.054
730     Delinquent      0.056
730     Paid Off        0.063
740     Current         0.048
740     Delinquent      0.028
740     Paid Off        0.069
750     Current         0.046
750     Delinquent      0.037
750     Paid Off        0.03
760     Current         0.039
760     Delinquent      0.009
760     Paid Off        0.058
770     Current         0.053
770     Delinquent      0.009
770     Paid Off        0.051
780     Current         0.042
780     Delinquent      0.028
780     Paid Off        0.074
790     Current         0.032
790     Delinquent      0.019
790     Paid Off        0.056
800     Current         0.02
800     Delinquent      0.009
800     Paid Off        0.039
810     Current         0.011
810     Delinquent      0.009
810     Paid Off        0.012
820     Current         0.002
820     Paid Off        0.004
830     Current         0
830     Paid Off        0.002
840     Current         0

Status          # of Loans      Average         Std. Deviation
Current         12,714          705             49.137
Delinquent      108             684             49.2
Paid Off        569             719             49.183

Total:          13,391

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Loan-to-Value Distribution by Status
Mortgage Data Through: June 30, 2006

LTV     Delinquency     Percentage
0       Current         0.004
0       Paid Off        0.005
0.1     Paid Off        0.383
0.1     Current         0.283
0.1     Delinquent      0.204
0.2     Current         0.682
0.2     Paid Off        0.582
0.2     Delinquent      0.769
0.3     Paid Off        0.025
0.3     Delinquent      0.028
0.3     Current         0.03
0.4     Paid Off        0.005
0.4     Current         0.001
0.5     Current         0

Status          # of Loans      Average         Std. Deviation
Current         12,714          0.939           0.071
Delinquent      108             0.958           0.053
Paid Off        569             0.904           0.093

Total:          13,391

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Balance Distribution by Status
Mortgage Data Through: June 30, 2006

Balance         Delinquency             Percentage
0               Current                 0.001
10000           Current                 0.075
10000           Delinquent              0.028
20000           Current                 0.144
20000           Delinquent              0.102
30000           Current                 0.213
30000           Delinquent              0.12
40000           Current                 0.159
40000           Delinquent              0.185
50000           Current                 0.114
50000           Delinquent              0.093
60000           Current                 0.082
60000           Delinquent              0.074
70000           Current                 0.055
70000           Delinquent              0.046
80000           Current                 0.04
80000           Delinquent              0.074
90000           Current                 0.032
90000           Delinquent              0.056
100000          Current                 0.024
100000          Delinquent              0.046
110000          Current                 0.015
110000          Delinquent              0.056
120000          Current                 0.013
120000          Delinquent              0.019
130000          Current                 0.005
130000          Delinquent              0.037
140000          Current                 0.005
140000          Delinquent              0.009
150000          Current                 0.004
150000          Delinquent              0.028
160000          Current                 0.002
160000          Delinquent              0.009
170000          Current                 0.003
180000          Current                 0.002
190000          Current                 0.002
200000          Current                 0.003
200000          Delinquent              0.009
210000          Current                 0
210000          Delinquent              0.009
220000          Current                 0.001
230000          Current                 0
240000          Current                 0.001
250000          Current                 0
260000          Current                 0
270000          Current                 0
280000          Current                 0
290000          Current                 0
300000          Current                 0.001
310000          Current                 0
320000          Current                 0
330000          Current                 0
350000          Current                 0.001
360000          Current                 0
370000          Current                 0
390000          Current                 0
400000          Current                 0.001

Status          # of Loans      Average         Std. Deviation
Current         12,714          48,680.91       37,007.89
Delinquent      108             65,225.67       41,594.34

Total:          12,822

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Mortgage Term Distribution by Status
Mortgage Data Through: June 30, 2006

Mortgage Term   Delinquency     Percentage
0       Current                 0
180     Current                 0.619
180     Delinquent              0.704
180     Paid Off                0.629
240     Paid Off                0.004
240     Current                 0.005
360     Current                 0.376
360     Paid Off                0.367
360     Delinquent              0.296

# of Loans      Other   120     180     240     360

13,391          1       0       8,302   63      5025

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Mortgage Purpose Distribution
Mortgage Data Through: June 30, 2006


Origination Statistics                  Current Loans

Purpose         Number  Percentage      Purpose         Number  Percentage

Cash-out                                Cash-out
refinance       1,330   9.9%            refinance       1,272   10.0%

Purchase        11,659  87.1%           Purchase        11,062  87.0%

Rate/term                               Rate/term
refinance       402     3.0%            refinance       382     3.0%

Home                                    Home
Improvement     0       0.0%            Improvement     0       0.0%

Other           0       0.0%            Other           0       0.0%

Total           13,391  100%            Total           12,716  100%



Delinquent Loans                        Paid Off Loans

Purpose         Number  Percentage      Purpose         Number  Percentage

Cash-out                                Cash-out
refinance       18      16.7%           refinance       40      7.1%

Purchase        81      75.0%           Purchase        516     91.0%

Rate/term                               Rate/term
refinance       9       8.3%            refinance       11      1.9%

Home                                    Home
Improvement     0       0.0%            Improvement     0       0.0%

Other           0       0.0%            Other           0       0.0%

Total           108     100%            Total           188     100%

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Ownership Distribution by Status
Mortgage Data Through: June 30, 2006

Ownership Type          Delinquency     Percentage
Investment Home         Current         0.396
Investment Home         Delinquent      0.278
Investment Home         Paid Off        0.506
Primary Home            Current         0.516
Primary Home            Delinquent      0.667
Primary Home            Paid Off        0.401
Second Home             Current         0.087
Second Home             Delinquent      0.056
Second Home             Paid Off        0.093

Title                   # of Loans
Investment Home         5,359
Primary Home            6,864
Second Home             1,168

Total:                  13,391

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Delinquent Balance Over Time
Mortgage Data Through: June 30, 2006

AsOfDate        30 Days         60 Days    90 Days     Foreclosure      REO
6/30/2006       6510062         534310     0           0                0
5/31/2006       719966          0          145930      0                0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Delinquent Count Over Time
Mortgage Data Through: June 30, 2006

AsOfDate        30 Days   60 Days   90 Days   Foreclosure   REO

6/30/2006       102       6         0         0             0
5/31/2006       10        0         1         0             0

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.

SASCO 2006-S2 Conditional Prepayment Rates
Mortgage Data Through: June 30, 2006

Date        Distribution Date   CPR      3-Month MA   6-Month MA   12-Month MA

6/30/2006   7/25/2006           30.44%
5/31/2006   6/25/2006           18.30%

(c) 2006 Clayton Fixed Income Services Inc. All rights reserved.